13. Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

13. SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued and determined to disclose the following:

On January 10, 2019, the Company entered into a Strategic Advisory Agreement with a consultant. The initial term of the agreement is 90 days from the date of the agreement and will be renewed for an additional 90-day term unless either party gives written notice at least ten days prior to the expiration of the initial term. Pursuant to the agreement, the consultant will provide the Company consulting services pertaining to strategic planning for marketing and capital raising. In consideration of receipt of the services, the Company will issue to the consultant $25,000 worth of shares of the Company’s common stock within three business days of the beginning of each month of the initial term and the additional term if the Agreement is not terminated prior. The calculation of the shares to be issued each month is based on the average closing price of the three days prior for each month during which the agreement is in effect.

On January 22, 2019, the Company entered into a Securities Purchase Agreement and Security and Pledge Agreement with a single investor and issued a Secured Convertible Promissory Note to the investor in the principal amount of $55,000. $54,000 of the subscription funds were received by the Company from the investor on February 5, 2019 and February 8, 2019. $1,000 of the subscription funds were received by the Company from the investor on March 26, 2019. In addition to the note, the Company issued to the investor 36,667 warrants.

On March 7, 2019, the Board of Directors of the Company approved Amendment No. 1 to the 12% Senior Secured Convertible Promissory Note and the Warrant Agreement, each issued January 22, 2018, respectively, to a note holder. The amendments (i) extend the maturity date of the note to March 1, 2021 and extend the term of the warrants to March 6, 2024, (ii) lower the conversion price of the note and the exercise price of the warrants to $0.20 and $0.30, respectively, and (iii) add an adjustment to the conversion and exercise price of the note and warrants, respectively, in the event the Company does not achieve certain milestones during calendar 2019.

On March 7, 2019, the Board of Directors of the Company approved the Financial Consulting Agreement dated effective March 4, 2019 with a consultant pursuant to which the Company agreed to issue to the consultant 500,000 shares of the Company’s common stock in exchange for consulting services provided by the consultant to the Company. The term of the agreement is six months, unless terminated earlier.

On March 7, 2019, the Board of Directors of the Company approved a non-public offering of up to $500,000 aggregate principal amount of its 12% Senior Secured Convertible Notes. The notes are convertible, in whole or in part, into shares of the Company’s common stock, at any time at a rate of $0.20 per share with fractions rounded up to the nearest whole share, unless paid in cash at the Company’s election. The notes bear interest at a rate of 12% per annum and interest payments will be made on a quarterly basis. The notes mature March 1, 2021. The conversion price of the notes is also subject to adjustments if the Company does not achieve certain milestones during the calendar year 2019.

The notes are governed by a Securities Purchase Agreement (the “SPA”) and are secured by all the assets of the Company pursuant to a Security and Pledge Agreement. Funding is subject to the occurrence of certain milestones, as stated in the SPA. In addition to the issuance of the notes in the offering, the Company’s Board of Directors approved, as part of the offering, the issuance of warrants to purchase one share of the Company’s common stock for 50% of the number of shares of common stock issuable upon conversion of each note. Each warrant is immediately exercisable at $0.30 per share and expires five years from the issuance date.

On March 6, 2019, the Company entered into SPAs and Security and Pledge Agreements with its first two investors in the offering and issued notes to the investors in the aggregate principal amount of $100,000. Subscription funds were received by the Company from the investors on March 6, 2019. In addition to the notes, the Company issued to the investors an aggregate of 250,000 warrants.